Related Party Transactions - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 29, 2022	Jul. 31, 2022	Jun. 30, 2023	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Feb. 29, 2016
Related Party Transaction [Line Items]
Deferred income - related party					$ 7,730	$ 0
Common stock, shares issued	8,738,243
Common stock, par value	$ 3.15				$ 0.001	$ 0.001
Proceeds from issuance of common stock	$ 27,525				$ 0	$ 96,721
Nestle Health Science [Member]
Related Party Transaction [Line Items]
Collaboration revenue - related party					(650)	3,014
Deferred revenue					95,364	94,713	$ 120,000
Due from related party					0	0
Nestle Health Science [Member] | 2021 License Agreement [Member]
Related Party Transaction [Line Items]
Collaboration revenue - related party					126,975	4,114
Deferred revenue					0	1,976
Payments under agreements with related party					37,387	0
Payment for collaboration receivable					31,243	0
Due from related party					8,674	0
Nestle Health Science [Member] | 2021 License Agreement [Member] | Accrued Expenses and Other Current Liabilities [Member]
Related Party Transaction [Line Items]
Transaction price allocated under collaborative arrangement					$ 28,053	$ 34,770
Flagship Pioneering [Member]
Related Party Transaction [Line Items]
Proceeds from issuance of common stock	$ 27,525
TPC, Inc. [Member] | Other Noncurrent Assets [Member]
Related Party Transaction [Line Items]
Option Payment1		$ 833
TPC, Inc. [Member] | Research and Development Expense [Member]
Related Party Transaction [Line Items]
Option Payment1			$ 833	$ 833